Victory CEMP Enhanced Fixed Income Fund
Victory CEMP Enhanced Fixed Income Fund
Investment Objective
The Fund's objective is total return.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Victory CEMP Enhanced Fixed Income Fund	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	none	1.00%	[1]	none
[1]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory CEMP Enhanced Fixed Income Fund		Class A	Class C	Class I
Management Fees		0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.29%	0.24%	0.27%
Acquired Fund Fees and Expenses	[2]	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		0.99%	1.69%	0.72%
Fee Waivers and Expense Reimbursement	[3]	(0.23%)	(0.18%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[3]	0.76%	1.51%	0.51%
[1]	Restated to reflect current contractual fees.
[2]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.88%, 1.63%, and 0.63% of the Fund's Class A, Class C and Class I shares respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least October 31, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.71%, 1.46%, and 0.46% of the Fund's Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory CEMP Enhanced Fixed Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	276	483	711	1,365
Class C	254	515	900	1,982
Class I	52	207	378	873

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory CEMP Enhanced Fixed Income Fund | Class C | USD ($)	154	515	900	1,982

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in fixed income securities, which it defines as including domestic and foreign treasury bills, notes, commercial paper, certificates of deposit, corporate and government debt and other forms of indebtedness.

The Fund will invest primarily (long only) in fixed income securities issued by U.S. and foreign companies and governments. The Fund may invest in bond futures, individual domestic and foreign government notes and bonds or domestic and foreign corporate debt. The Fund's foreign investments will be in companies and governments of developed countries.

The Fund's investments will be weighted based on the volatility of each investment. Volatility is a measure of the historical dispersion of an investment's price compared to its mean. The weight of each investment is defined by its own volatility relative to the average volatility of other investments. Investments with lower volatility receive a higher weighting and investments with higher volatility receive a lower weighting. The Fund tactically reduces its exposure to a country's markets during periods of significant market decline and reinvests when market prices have rebounded or have further declined. The term "Enhanced" in the Fund's name refers to the feature designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as described below.

The Fund's target fixed income portfolio duration is 2 to 10 years; however, the Fund may reduce the portfolio duration based on the rising trend of yields or the declining trend of fixed income securities prices. In considering fixed income securities or indirect investments in fixed income securities, the credit rating for these securities is expected to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

The Fund seeks to limit risk during unfavorable (non-normal) market conditions in a country by reducing its exposure to that country's market. Market conditions are measured by reference to the value of the country's generally accepted 10-year treasury or government note ("10-year treasury"). During a period of market decline, defined as a decline of 2% or more from the all-time daily high closing value of the country's 10-year treasury, the Fund's exposure to that country's market may be as low as 25% depending on the magnitude and duration of such decline.

If the decline in the all-time daily high closing value of a country's 10-year treasury declines by 2% or more when measured at week-end, the Fund will liquidate approximately 75% of its position in such country. The Fund will invest the proceeds of such liquidation primarily in cash and cash equivalents, including money market funds, short-term government bonds, Treasury bills, and/or commercial paper.

If the all-time daily high closing value of the country's 10-year treasury declines by 4% or more when measured at week-end, the Fund will begin to reinvest in the country's market. The Fund will return to being fully invested in the country at such time that the week-end closing value of the country's 10-year treasury either declines by 8% or more from its all-time daily high closing value or returns to a closing value that is less than a 2% decline from its all-time daily high closing value. The Fund will make any prescribed liquidation or reinvestment based only upon week-end values.

For purposes of the Fund's investment strategy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The Fund's investments are subject to the following principal risks:

■  Defensive Positioning Risk. Because the Fund's allocation to cash versus securities is determined at week-end, there is a risk that the Fund will not react to changes in a country's market conditions that occur between reallocations. The Fund will incur transaction costs and potentially adverse tax consequences in the event it allocates to cash. There is no guarantee that the Fund's liquidation and reinvestment strategy, if employed, will be successful.

■  Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

■  Foreign Investment Risk.

■  Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

■  Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the US dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

■  Futures Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

■  Junk Bond Risk. Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

■  Leverage Risk. Using derivatives to increase the Fund's long exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

■  Market Risk. Overall securities market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Barclays U.S. Government Intermediate Government Index and Barclays Global Treasury ex U.S. Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter: 12/31/14 1.15% Worst Quarter: 6/30/13 -3.00% The year-to-date total return of the Fund's Class A shares as of September 30, 2015 was 0.40%
Average Annual Total Returns (For the periods ended 12/31/14)
Average Annual Returns - Victory CEMP Enhanced Fixed Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	(2.67%)	(2.47%)	Nov. 19, 2012
Class C	2.49%	(0.40%)	Nov. 19, 2012
Class I	3.49%	0.55%	Nov. 19, 2012
After Taxes on Distributions | Class A	(3.32%)	(2.82%)
After Taxes on Distributions and Sale of Fund Shares | Class A	(1.51%)	(2.03%)
Barclays U.S Government Intermediate Government Index reflects no deduction for fees, expenses or taxes	2.52%	0.50%	Nov. 19, 2012
Barclays Global Treasury ex U.S. Index reflects no deduction for fees, expenses or taxes	(2.77%)	(3.78%)	Nov. 19, 2012